Offerings - Offering: 1	Oct. 08, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 2,580,494,894.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 356,366.35
Offering Note	(1) Title of each class of securities to which the transaction applies: Class A common stock, par value $0.01 per share, of Premier, Inc. ("Class A Common Stock"). (2) Aggregate number of securities to which the transaction applies: As of the close of business on October 3, 2025, the maximum number of shares of Class A Common Stock to which this transaction applies is estimated to be 91,344,952, which consists of: a. 82,684,147 issued and outstanding shares of Class A Common Stock; b. 1,356,486 shares of Class A Common Stock underlying Company RSU Awards (either currently outstanding or that may be issued after October 3, 2025); c. 2,308,794 shares of Class A Common Stock underlying outstanding Company PSU Awards (assuming maximum achievement of any performance objectives); d. 2,390,695 shares of Class A Common Stock available for issuance under the Company Stock Plans; and e. 2,604,830 shares of Class A Common Stock available for issuance under the Company ESPP. (3) Per unit price or other underlying value of the transaction computed pursuant to Exchange Act Rule 0-11 (set forth the amount on which the filing fee is calculated and state how it was determined): Solely for the purpose of calculating the filing fee, as of the close of business on October 3, 2025, the underlying value of the transaction was calculated as the sum of: a. the product of 82,684,147 issued and outstanding shares of Class A Common Stock and $28.25 (the "Merger Consideration"); b. the product of 1,356,486 shares of Class A Common Stock underlying Company RSU Awards (either currently outstanding or that may be issued after October 3, 2025) and the Merger Consideration; c. the product of 2,308,794 shares of Class A Common Stock underlying outstanding Company PSU Awards and the Merger Consideration; d. the product of 2,390,695 shares of Class A Common Stock available for issuance under the Company Stock Plans and the Merger Consideration; e. the product of 2,604,830 shares of Class A Common Stock available for issuance under the Company ESPP and the Merger Consideration (such sum, the "Total Consideration"). In accordance with Section 14(g) of the Exchange Act, the filing fee was determined by multiplying the Total Consideration by 0.00013810.